Financial Statements Schedule I - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating activities:
Net loss	$ (195,071)	$ (139,075)	$ (50,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred income	(312)	(312)	(78)
Share-based compensation	20,291	12,229	9,931
Change in fair value of warrants			(200)
Share of loss from equity method investment	752	587	250
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,125)	(4,794)	(811)
Other current liabilities	9,136	7,056	1,950
Deferred income	1,129	(18)	1,694
Net cash used in operating activities	(191,011)	(97,538)	(32,367)
Cash flows from investing activities:
Purchases of short-term investments	(277,640)	(200,350)
Net cash used in investing activities	(14,892)	(212,554)	(10,434)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost			29,100
Proceeds from exercise of warrants			1,000
Proceeds from exercises of stock options	1,055	196	65
Proceeds from issuance of ordinary shares upon public offerings	216,200	141,000	160,425
Payment of public offering costs	(854)	(692)	(2,730)
Net cash provided by financing activities	219,302	144,147	187,860
Net increase (decrease) in cash, cash equivalents and restricted cash	13,490	(166,708)	145,711
Cash, cash equivalents and restricted cash - beginning of the year	62,952	229,660	83,949
Cash, cash equivalents and restricted cash - end of the year	76,442	62,952	229,660
Parent Company
Cash flows from Operating activities:
Net loss	(195,071)	(139,075)	(50,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred income	(312)	(312)	(78)
Share-based compensation	2,013	1,408	3,346
Change in fair value of warrants			(200)
Share of loss from equity method investment	198,404	137,944	46,598
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,267)	(2,462)	(450)
Other current liabilities	102	(49)	553
Deferred income			1,560
Net cash used in operating activities	3,869	(2,546)	945
Cash flows from investing activities:
Purchases of short-term investments	(277,640)	(200,350)
Proceeds from maturity of short-term investments	277,990
Investment in subsidiaries	(165,924)	(118,773)	(31,708)
Net cash used in investing activities	(165,574)	(319,123)	(31,708)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost			29,100
Proceeds from exercise of warrants			1,000
Proceeds from exercises of stock options	1,055	196	66
Proceeds from issuance of ordinary shares upon public offerings	216,200	141,000	160,425
Payment of public offering costs	(854)	(692)	(2,730)
Net cash provided by financing activities	216,401	140,504	187,861
Net increase (decrease) in cash, cash equivalents and restricted cash	54,696	(181,165)	157,098
Cash, cash equivalents and restricted cash - beginning of the year	746	181,911	24,813
Cash, cash equivalents and restricted cash - end of the year	$ 55,442	$ 746	$ 181,911